Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 0	$ 183,047
Valuation allowance	$ 201,748	$ 211,191